Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Mar. 12, 2025 USD ($) Vessels	Feb. 25, 2025 USD ($) $ / shares shares	Jan. 15, 2025 USD ($) $ / shares	Jan. 07, 2025 USD ($) shares	Mar. 21, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Number of warrants exercised | shares						6,392,765
Issuance of new shares | shares						9,837,680
Proceeds from warrant exercises						$ 24,195
Preferred Stock, Dividends per share | $ / shares						$ 2.21875	$ 2.21875	$ 2.21875
Purchased shares								$ 3,799
Equity method investments						$ 42,826	$ 15,769
Subsequent Events [Member]
Subsequent Event [Line Items]
Number of warrants exercised | shares					4,352
Issuance of new shares | shares					7,101
Proceeds from warrant exercises					$ 17
Dividends payable amount per share | $ / shares		$ 0.01
Purchased shares				$ 22,885
Stock repurchased shares | shares				11,442,645
Subsequent Events [Member] | LPG Newbuilding Vessels [Member]
Subsequent Event [Line Items]
Equity method investments	$ 18,500
Equity Method Investment, Ownership Percentage	80.00%
Number of additional optional vessels in agreement | Vessels	2
Number of newbuilding vessels | Vessels	2
Subsequent Events [Member] | Restricted Stock
Subsequent Event [Line Items]
Number of restricted awards | shares		2,000,000
Value of restriced shares		$ 3,680
Vesting period (in years)		3 years
Series B Preferred Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends per share | $ / shares			$ 0.5546875
Dividends, Preferred Stock			$ 1,442